Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	0.46%	2.14%
Short-term borrowings	¥ 5,119	¥ 4,129
Secured
Short-term Debt [Line Items]
Short-term borrowings	3,378	144
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 1,741	¥ 3,985